Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	$ 6,583,542	$ 5,744,643
Accumulated Depreciation	(1,851,664)	(1,619,591)
Net Book Value	4,731,878	4,125,052
Dry Containers Other Than Open Top And Flat Rack Containers, 20'
Property, Plant and Equipment [Line Items]
Cost	1,530,464	1,532,753
Accumulated Depreciation	(471,549)	(428,913)
Net Book Value	1,058,915	1,103,840
Dry Containers Other Than Open Top And Flat Rack Containers, 40'
Property, Plant and Equipment [Line Items]
Cost	141,292	144,881
Accumulated Depreciation	(55,448)	(55,154)
Net Book Value	85,844	89,727
Dry Containers Other Than Open Top And Flat Rack Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Cost	3,496,469	2,717,384
Accumulated Depreciation	(791,349)	(672,416)
Net Book Value	2,705,120	2,044,968
Dry Containers Other Than Open Top And Flat Rack Containers, 45' High Cube
Property, Plant and Equipment [Line Items]
Cost	27,354	27,880
Accumulated Depreciation	(13,871)	(12,747)
Net Book Value	13,483	15,133
Refrigerated Containers, 20'
Property, Plant and Equipment [Line Items]
Cost	18,445	20,164
Accumulated Depreciation	(8,899)	(8,493)
Net Book Value	9,546	11,671
Refrigerated Containers, 20' High Cube
Property, Plant and Equipment [Line Items]
Cost	809	2,605
Accumulated Depreciation	(606)	(1,742)
Net Book Value	203	863
Refrigerated Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Cost	1,163,149	1,103,817
Accumulated Depreciation	(462,645)	(398,721)
Net Book Value	700,504	705,096
Open Top and Flat Rack Containers, 20' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Cost	16,206	17,228
Accumulated Depreciation	(5,291)	(5,132)
Net Book Value	10,915	12,096
Open Top And Flat Rack Containers, 40' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Cost	47,739	49,167
Accumulated Depreciation	(19,073)	(18,275)
Net Book Value	28,666	30,892
Open Top And Flat Rack Containers, 20' Open Top
Property, Plant and Equipment [Line Items]
Cost	13,046	13,253
Accumulated Depreciation	(2,090)	(1,790)
Net Book Value	10,956	11,463
Open Top And Flat Rack Containers, 40' Open Top
Property, Plant and Equipment [Line Items]
Cost	21,394	22,271
Accumulated Depreciation	(4,827)	(4,738)
Net Book Value	16,567	17,533
Tank containers
Property, Plant and Equipment [Line Items]
Cost	107,175	93,240
Accumulated Depreciation	(16,016)	(11,470)
Net Book Value	$ 91,159	$ 81,770